Pensions and other post-employment benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pensions and other post-employment benefits
Actuarial assumption of retirement age	60 years
Germany
Pensions and other post-employment benefits
Rate of increase of future earnings	3.00%	3.00%
Discount rate	4.10%	3.40%
Expected pension increases	2.00%	2.00%
Inflation rate	2.00%	2.00%
Switzerland
Pensions and other post-employment benefits
Rate of increase of future earnings	1.80%	1.80%
Discount rate	1.30%	1.00%
Inflation rate	1.00%	1.00%
Ireland
Pensions and other post-employment benefits
Rate of increase of future earnings	2.00%	2.00%
Discount rate	4.30%	3.40%
Expected pension increases	3.00%	3.00%
Inflation rate	2.00%	2.00%
Rest of World
Pensions and other post-employment benefits
Discount rate	5.50%	5.70%
Inflation rate	2.50%	2.50%